Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 18, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Common Stock, Value, Issued	$ 0
Net income (loss)	$ 0	$ 3,138	$ (20,251)	$ (19,129)	$ (774,185)	$ (53,848)